GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.3%
COMMON STOCKS — 122.3%
Automobiles & Components — 2.1%
Aptiv PLC (Jersey)†	319	$41,563
BorgWarner, Inc.†	47	1,816

		43,379

Capital Goods — 28.5%
3M Co.†	105	18,353
A.O. Smith Corp.	2	110
AMETEK, Inc.†	174	21,044
Carrier Global Corp.†	582	21,953
Caterpillar, Inc.†	192	34,948
Cummins, Inc.†	110	24,981
Deere & Co.	1	269
Dover Corp.†	40	5,050
Eaton Corp. PLC (Ireland)†	221	26,551
Emerson Electric Co.†	113	9,082
Fortive Corp.†	346	24,504
Fortune Brands Home & Security, Inc.†	201	17,230
Honeywell International, Inc.†	292	62,108
Howmet Aerospace, Inc.†	2,049	58,478
Huntington Ingalls Industries, Inc.†	11	1,875
IDEX Corp.†.	14	2,789
Illinois Tool Works, Inc.	3	612
Jacobs Engineering Group, Inc.	4	436
Johnson Controls International PLC
(Ireland)†	522	24,320
Lockheed Martin Corp.†	43	15,264
Masco Corp.†	423	23,235
PACCAR, Inc.†	44	3,796
Parker-Hannifin Corp.†	23	6,265
Pentair PLC (Ireland)†	415	22,032
Quanta Services, Inc.†	802	57,760
Snap-on, Inc.†	69	11,809
Stanley Black & Decker, Inc.†	13	2,321
Trane Technologies PLC (Ireland)†	194	28,161
TransDigm Group, Inc.†*	27	16,709
United Rentals, Inc.†*	122	28,293
WW Grainger, Inc.†	20	8,167

		578,505

Commercial & Professional Services — 1.5%
Cintas Corp.†	14	4,948
Republic Services, Inc.†	29	2,793
Robert Half International, Inc.†	348	21,743
		29,484

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 6.8%
Garmin Ltd. (Switzerland)†	46	$5,504
Hanesbrands, Inc.†	683	9,958
Hasbro, Inc.†	129	12,067
Leggett & Platt, Inc.†	64	2,835
Mohawk Industries, Inc.†*	189	26,640
Newell Brands, Inc.†	149	3,163
PVH Corp.†	441	41,405
Whirlpool Corp.†	203	36,639

		138,211

Consumer Services — 3.0%
Darden Restaurants, Inc.†	278	33,115
MGM Resorts International†	811	25,555
Yum! Brands, Inc.†	19	2,063

		60,733

Diversified Financials — 5.0%
BlackRock, Inc.†	41	29,583
Invesco Ltd. (Bermuda)†	3,520	61,354
Nasdaq, Inc.†	40	5,310
S&P Global, Inc.	4	1,315
Synchrony Financial†	46	1,597
T Rowe Price Group, Inc.†	22	3,331

		102,490

Energy — 3.9%
Halliburton Co.†	1,760	33,264
Kinder Morgan, Inc.†	238	3,253
Marathon Petroleum Corp.†	53	2,192
National Oilwell Varco, Inc.†*	837	11,492
Schlumberger NV (Curacao)†	925	20,193
TechnipFMC PLC (United Kingdom)† .	947	8,902

		79,296

Food & Staples Retailing — 4.6%
Kroger Co. (The)†	459	14,578
Sysco Corp.†	816	60,596
Walmart, Inc.†	126	18,163

		93,337

Food, Beverage & Tobacco — 10.9%
Altria Group, Inc.†	505	20,705
Archer-Daniels-Midland Co.†	490	24,701
Campbell Soup Co.†	268	12,958
Coca-Cola Co. (The)	61	3,345
Conagra Brands, Inc.†	430	15,592
Constellation Brands, Inc., Class A†	154	33,734
General Mills, Inc.†	230	13,524

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)†	180	$20,808
Kellogg Co.†	282	17,549
Kraft Heinz Co. (The)†	525	18,196
McCormick & Co., Inc., non-voting shares	1	96
Molson Coors Beverage Co., Class B†	97	4,383
Philip Morris International, Inc.†	188	15,565
Tyson Foods, Inc., Class A†	309	19,912

		221,068

Health Care Equipment & Services — 3.7%
Anthem, Inc.	2	642
CVS Health Corp.†	118	8,059
DaVita, Inc.†*	140	16,436
HCA Healthcare, Inc.†	40	6,578
Hologic, Inc.†*	49	3,569
Humana, Inc.†	19	7,795
Laboratory Corp. of America
Holdings†*	127	25,851
Quest Diagnostics, Inc.†	46	5,482

		74,412

Household & Personal Products — 2.4%
Clorox Co. (The)†	76	15,346
Colgate-Palmolive Co.†	130	11,116
Kimberly-Clark Corp.†	99	13,348
Procter & Gamble Co. (The)	62	8,627

		48,437

Insurance — 2.6%
American International Group, Inc.†	225	8,518
Aon PLC, Class A (Ireland)†	35	7,394
Marsh & McLennan Cos., Inc.†	131	15,327
MetLife, Inc.†	70	3,287
Principal Financial Group, Inc.†	170	8,434
Prudential Financial, Inc.†	137	10,696

		53,656

Materials — 11.5%
Amcor PLC (Jersey)†	1,911	22,492
Celanese Corp.†	13	1,689
CF Industries Holdings, Inc.†	171	6,619
Dow, Inc.†	278	15,429
DuPont de Nemours, Inc.†	870	61,866
Eastman Chemical Co.†	296	29,683
FMC Corp.†	42	4,827

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.†	328	$16,308
LyondellBasell Industries NV, Class A
(Netherlands)†	50	4,583
Mosaic Co. (The)†	405	9,319
Nucor Corp.†	210	11,170
PPG Industries, Inc.†	144	20,768
Sealed Air Corp.†	640	29,306

		234,059

Media & Entertainment — 0.7%
Charter Communications, Inc., Class A*	14	9,262
Fox Corp., Class A†	169	4,921

		14,183

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
Alexion Pharmaceuticals, Inc.†*	35	5,468
Biogen, Inc.†*	36	8,815
Gilead Sciences, Inc.	82	4,777
Johnson & Johnson†	39	6,138
Pfizer, Inc.†	510	18,773

		43,971

Real Estate — 3.0%
Ventas, Inc., REIT†	30	1,471
Weyerhaeuser Co., REIT†	1,792	60,086

		61,557

Retailing — 15.2%
Advance Auto Parts, Inc.†	152	23,942
Amazon.com, Inc.†*	1	3,257
AutoZone, Inc.†*	13	15,411
Best Buy Co., Inc.†	172	17,164
Dollar General Corp.†	89	18,717
eBay, Inc.†	1,148	57,687
Expedia Group, Inc.†	2	265
Gap, Inc. (The)†*	314	6,340
Genuine Parts Co.†	289	29,024
Home Depot, Inc. (The)†	62	16,468
L Brands, Inc.†	58	2,157
LKQ Corp.†*	1,351	47,609
Lowe’s Cos., Inc.†	118	18,940
O’Reilly Automotive, Inc.†*	23	10,409
Target Corp.†	112	19,771
Tractor Supply Co.†	148	20,806

		307,967

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	52	$2,591

Software & Services — 3.9%
Broadridge Financial Solutions, Inc.† .	48	7,354
Gartner, Inc.†*	130	20,825
International Business Machines Corp.†	82	10,322
Oracle Corp.†	298	19,278
Paychex, Inc.†	209	19,475
Western Union Co. (The)†	93	2,040

		79,294

Technology Hardware & Equipment — 6.1%
Apple, Inc.†	447	59,312
Cisco Systems, Inc.†	590	26,402
Corning, Inc.	8	288
HP, Inc.†	269	6,615
Juniper Networks, Inc.†	742	16,702
Vontier Corp.†*	441	14,729

		124,048

Telecommunication Services — 2.7%
AT&T, Inc.†	870	25,021
Verizon Communications, Inc.†	508	29,845

		54,866

Transportation — 1.0%
CSX Corp.	48	4,356
Expeditors International of Washington, Inc.†	156	14,837
Norfolk Southern Corp.	5	1,188

		20,381

Utilities — 0.9%
NRG Energy, Inc.†	486	18,249

TOTAL COMMON STOCKS (Cost $1,637,315)		2,484,174

TOTAL LONG POSITIONS - 122.3%		2,484,174

(Cost $1,637,315)

SHORT POSITIONS — (97.5)%
COMMON STOCKS — (97.5)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(6)	(4,234)

Banks — (4.3)%
Citizens Financial Group, Inc.	(106)	(3,791)
Comerica, Inc.	(64)	(3,575)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Huntington Bancshares, Inc.	(1,066)	$(13,464)
KeyCorp	(104)	(1,707)
M&T Bank Corp.	(67)	(8,529)
People’s United Financial, Inc.	(1,125)	(14,546)
Regions Financial Corp.	(901)	(14,524)
Truist Financial Corp.	(448)	(21,473)
Zions Bancorp Na	(136)	(5,908)

		(87,517)

Capital Goods — (2.8)%
Boeing Co. (The)	(87)	(18,623)
Ingersoll Rand, Inc.*	(176)	(8,019)
Raytheon Technologies Corp.	(405)	(28,962)
Textron, Inc.	(28)	(1,353)

		(56,957)

Commercial & Professional Services — (0.2)%
Copart, Inc.*	(32)	(4,072)
Equifax, Inc.	(4)	(771)

		(4,843)

Consumer Durables & Apparel — (2.6)%
NVR, Inc.*	(2)	(8,160)
Ralph Lauren Corp.	(99)	(10,270)
Tapestry, Inc.	(323)	(10,039)
Under Armour, Inc., Class C*	(581)	(8,645)
VF Corp.	(195)	(16,655)

		(53,769)

Consumer Services — (8.0)%
Carnival Corp. (Panama)	(1,177)	(25,494)
Chipotle Mexican Grill, Inc.*	(3)	(4,160)
Domino’s Pizza, Inc.	(24)	(9,203)
Hilton Worldwide Holdings, Inc.	(179)	(19,915)
Las Vegas Sands Corp.	(171)	(10,192)
Marriott International, Inc., Class A	(114)	(15,039)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,039)	(26,422)
Royal Caribbean Cruises Ltd. (Liberia)	(461)	(34,432)
Starbucks Corp.	(74)	(7,916)
Wynn Resorts Ltd.	(88)	(9,929)

		(162,702)

Diversified Financials — (2.1)%
Charles Schwab Corp. (The)	(47)	(2,493)
MSCI, Inc.	(43)	(19,201)
Northern Trust Corp.	(19)	(1,770)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Raymond James Financial, Inc.	(170)	$(16,264)
State Street Corp.	(48)	(3,493)

		(43,221)

Energy — (13.4)%
Apache Corp.	(1,519)	(21,555)
Cabot Oil & Gas Corp.	(1,193)	(19,422)
Concho Resources, Inc.	(115)	(6,710)
Conocophillips	(29)	(1,160)
Devon Energy Corp.	(1,452)	(22,956)
Diamondback Energy, Inc.	(517)	(25,023)
Exxon Mobil Corp.	(413)	(17,024)
Hess Corp.	(457)	(24,125)
Hollyfrontier Corp.	(936)	(24,196)
Marathon Oil Corp.	(2,660)	(17,742)
Occidental Petroleum Corp.	(798)	(13,813)
ONEOK, Inc.	(554)	(21,263)
Phillips 66	(296)	(20,702)
Pioneer Natural Resources Co.	(125)	(14,236)
Valero Energy Corp.	(389)	(22,006)

		(271,933)

Health Care Equipment & Services — (9.4)%
Abbott Laboratories	(21)	(2,299)
ABIOMED, Inc.*	(51)	(16,534)
Align Technology, Inc.*	(31)	(16,566)
Boston Scientific Corp.*	(320)	(11,504)
Cooper Cos., Inc. (The)	(60)	(21,799)
DexCom, Inc.*	(87)	(32,166)
Edwards Lifesciences Corp.*	(262)	(23,902)
Henry Schein, Inc.*	(236)	(15,779)
Intuitive Surgical, Inc.*	(11)	(8,999)
ResMed, Inc.	(2)	(425)
Teleflex, Inc.	(41)	(16,874)
Zimmer Biomet Holdings, Inc.	(150)	(23,114)

		(189,961)

Household & Personal Products — (0.1)%
Estee Lauder Cos., Inc. (The), Class A	(4)	(1,065)

Insurance — (1.2)%
Chubb Ltd. (Switzerland)	(17)	(2,617)
Everest Re Group Ltd. (Bermuda)	(44)	(10,300)
Lincoln National Corp.	(2)	(101)
Loews Corp.	(67)	(3,016)
Unum Group	(51)	(1,170)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(30)	$(6,320)

		(23,524)

Materials — (1.4)%
Air Products And Chemicals, Inc.	(36)	(9,836)
Albemarle Corp.	(62)	(9,146)
Ball Corp.	(102)	(9,504)

		(28,486)

Media & Entertainment — (1.4)%
Live Nation Entertainment, Inc.*	(313)	(22,999)
Walt Disney Co. (The)*	(31)	(5,617)

		(28,616)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Bio-Rad Laboratories, Inc., Class A*	(6)	(3,498)
Catalent, Inc.*	(157)	(16,339)
IQVIA Holdings, Inc.*	(90)	(16,125)
Perrigo Co. PLC (Ireland)	(434)	(19,408)
Vertex Pharmaceuticals, Inc.*	(45)	(10,635)

		(66,005)

Real Estate — (5.1)%
Boston Properties, Inc., REIT	(4)	(378)
Digital Realty Trust, Inc., REIT	(47)	(6,557)
Equinix, Inc., REIT	(28)	(19,997)
Equity Residential, REIT	(9)	(534)
Essex Property Trust, Inc., REIT	(16)	(3,799)
Federal Realty Investment Trust, REIT	(64)	(5,448)
Healthpeak Properties, Inc., REIT	(647)	(19,559)
Host Hotels & Resorts, Inc., REIT	(534)	(7,812)
Kimco Realty Corp., REIT	(459)	(6,890)
Realty, Income Corp., REIT	(24)	(1,492)
Regency Centers Corp., REIT	(187)	(8,525)
SL Green Realty Corp., REIT	(153)	(9,116)
UDR, Inc., REIT	(153)	(5,880)
Vornado Realty Trust, REIT	(197)	(7,356)

		(103,343)

Retailing — (2.0)%
Booking Holdings, Inc.*	(7)	(15,591)
Etsy, Inc.*	(95)	(16,901)
Ross Stores, Inc.	(66)	(8,105)

		(40,597)

Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(298)	(27,330)

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	(22)	$(11,488)
Skyworks Solutions, Inc.	(31)	(4,739)

		(43,557)

Software & Services — (7.7)%
Akamai Technologies, Inc.*	(171)	(17,953)
Citrix Systems, Inc.	(6)	(781)
DXC Technology Co.	(236)	(6,077)
Fidelity National Information Services, Inc	(157)	(22,209)
Fleetcor Technologies, Inc.*	(3)	(818)
Fortinet, Inc.*	(134)	(19,903)
Global Payments, Inc.	(165)	(35,544)
Intuit, Inc.	(21)	(7,977)
Paycom Software, Inc.*	(61)	(27,587)
Tyler Technologies, Inc.*	(33)	(14,405)
VeriSign, Inc.*	(15)	(3,246)

		(156,500)

Technology Hardware & Equipment — (3.0)%
Hewlett Packard Enterprise Co.	(315)	(3,733)
IPG Photonics Corp.*	(86)	(19,246)
Keysight Technologies, Inc.*	(79)	(10,435)
Western Digital Corp.	(490)	(27,141)
Xerox Holdings Corp.	(19)	(441)

		(60,996)

Telecommunication Services — (1.2)%
T-Mobile US, Inc.*	(178)	(24,003)

Transportation — (5.7)%
Alaska Air Group, Inc.	(481)	(25,012)
American Airlines Group, Inc.	(1,529)	(24,112)
Delta Air Lines, Inc.	(538)	(21,633)
Southwest Airlines Co.	(454)	(21,161)
United Airlines Holdings, Inc.*	(559)	(24,177)

		(116,095)

Utilities — (20.3)%
Alliant Energy Corp.	(284)	(14,634)
Ameren Corp.	(319)	(24,901)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	(214)	$(17,820)
American Water Works Co., Inc.	(109)	(16,728)
Atmos Energy Corp.	(288)	(27,484)
CenterPoint Energy, Inc.	(708)	(15,321)
CMS Energy Corp.	(400)	(24,404)
Consolidated Edison, Inc.	(225)	(16,261)
Dominion Energy, Inc.	(8)	(602)
DTE Energy Co.	(207)	(25,132)
Edison International	(554)	(34,802)
Entergy Corp.	(177)	(17,672)
Evergy, Inc.	(165)	(9,159)
Eversource Energy	(291)	(25,174)
FirstEnergy Corp.	(557)	(17,050)
NextEra Energy, Inc.	(122)	(9,412)
Pinnacle West Capital Corp.	(265)	(21,187)
Ppl Corp.	(636)	(17,935)
Public Service Enterprise Group, Inc.	(266)	(15,508)
Sempra Energy	(141)	(17,965)
Southern Co. (The)	(57)	(3,501)
WEC Energy Group, Inc.	(225)	(20,707)
Xcel Energy, Inc.	(277)	(18,468)

		(411,827)

TOTAL COMMON STOCK (Proceeds $1,951,647)		(1,979,751)

TOTAL SECURITES SOLD SHORT - (97.5)%		(1,979,751)

(Proceeds $1,951,647)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.2%		1,525,889

NET ASSETS - 100.0%		$2,030,312

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.